Related Party Transactions and Balances (Details) - Schedule of Balances with Related Parties - USD ($)		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
VSun China [Member]
Schedule of Balances with Related Parties [Line Items]
Accounts receivable – a related party		$ 121,118
Prepayments — a related party		27,048,348	24,400,798
VSun China [Member] | Other operating expenses [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties			26,925
VSun JV [Member]
Schedule of Balances with Related Parties [Line Items]
Contract liabilities — a related party		9,137,458	28,815,934
VSun JV [Member] | Public Infrastructures [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties	[1]		1,592,732
VSun JV [Member] | Other operating expenses [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties		10,430	163,159
Related Party [Member]
Schedule of Balances with Related Parties [Line Items]
Accounts receivable – a related party		121,118
Prepayments — a related party		27,048,348	24,400,798
Contract liabilities — a related party		9,137,458	28,815,934
Due to related parties		68,509,793	96,867,739	$ 1,725,862
Borrowings [Member] | VSun JV [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties		65,170,359	91,898,361
Interest payable [Member] | VSun JV [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties		3,329,004	3,106,985
Offering cast [Member] | Fuji Solar [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties			$ 79,577

[1]	Pursuant to the agreement of using public infrastructure (Note 6), the Company was obliged to pay public infrastructure service fees of approximately $8.2 million (VND 193.3billion). As of June 30, 2024 and December 31, 2023, the Company had payables of $nil and $1.6 million, respectively, due to VSun JV.